Commitments and Contingent Liabilities	6 Months Ended
Jun. 30, 2026
Commitments and Contingent Liabilities [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES

22. COMMITMENTS AND CONTINGENT LIABILITIES

The following were the Company’s off-balance sheet contractual obligations as at June 30, 2026:

	Remaining 2026	2027	2028	2029	2030	Thereafter	Total
Property leases	$602	$1,203	$1,203	$1,203	$1,203	$11,935	$17,349
Capital commitments	470,107	6,388	—	—	—	—	476,495
Other operating commitments	20,829	16,541	18,118	14,434	12,744	36,594	119,260
	$491,538	$24,132	$19,321	$15,637	$13,947	$48,529	$613,104

Property leases consisted of off-balance sheet contractual obligations for land or building usage, while capital commitments included commitments for capital projects. Other operating commitments consisted of third-party satellite capacity arrangements as well as other commitments that are not categorized as property leases or capital commitments. The Company’s off-balance sheet obligations included the future minimum payments for the non-cancellable period of each respective obligation, which have various terms and expire between 2026 to 2051.

Certain variable costs associated with the capitalized leases have been included in property leases commitments with a termination date co-terminus with the lease liability.

The Company has entered into contracts for the development of the Telesat Lightspeed constellation and other capital expenditures. To the extent that these contracts are non-cancellable, or the Company incurs an unavoidable obligation to make payments, a liability is recognized in the unaudited interim condensed consolidated financial statements. The total outstanding commitments as at June 30, 2026 were included in capital commitments.

The Company has entered into a service agreement with a supplier that is subject to an alternative payment structure. Based on the contractual terms in effect as at June 30, 2026, the Company has assessed the obligation of $173.9 million (US$ 122.5 million) under the arrangement as an executory contract, as performance obligations under the agreement are not met and the Company does not have an unavoidable present obligation to transfer economic resources as at the reporting date. Accordingly, this obligation is not recognized in the unaudited interim condensed consolidated financial statements.

The Company has agreements with various customers for prepaid revenue on several service agreements which take effect when the satellite is placed in service. The Company is responsible for operating and controlling these satellites. As at June 30, 2026, customer prepayments of $192.1 million (December 31, 2025 — $190.3 million), a portion of which is refundable under certain circumstances, were reflected in other current and long-term liabilities.

In the normal course of business, the Company has executed agreements that provide for indemnification and guarantees to counterparties in various transactions. These indemnification undertakings and guarantees may require the Company to compensate the counterparties for costs and losses incurred as a result of certain events including, without limitation, loss or damage to property, change in the interpretation of laws and regulations (including tax legislation), claims that may arise while providing services, or as a result of litigation that may be suffered by the counterparties. The nature of substantially all of the indemnification undertakings prevents the Company from making a reasonable estimate of the maximum potential amount the Company could be required to pay counterparties as the agreements do not specify a maximum amount and the amounts are dependent upon the outcome of future contingent events, the nature and likelihood of which cannot be determined at this time. Historically, the Company has not made any significant payments under such indemnifications.

Telesat Corporation and Telesat CanHold Corporation have entered into an indemnification agreement with PSP Investments where they will indemnify PSP Investments on a grossed-up basis for PSP Investment’s pro rata share of the costs relating to: (a) certain losses and litigation proceedings related to the Transaction, (b) certain losses with regard to Loral and out-of-pocket expenses of Loral and (c) certain tax matters.

In the case of indemnification for certain tax matters only, there will be a cap of US$50 million (other than with respect to defense costs and grossed-up payments) and all other indemnification obligations will be uncapped.

Legal Proceedings

The Company participates from time to time in legal proceedings arising in the normal course of its business.

Telesat previously received assessments from Brazilian tax authorities alleging that additional taxes are owed on revenue earned for the period 2002 to 2021. The total disputed amount for the period 2002 to 2021, including interest and penalties, is now $125.2 million. The disputes relate to the Brazilian tax authorities’ characterization of revenue. The Company has challenged the assessments. The Company believes the likelihood of a favorable outcome in these disputes is more likely than not and, as such, no reserve has been established.

In Canada, the tax authorities previously reassessed the Company for $11.6 million relating to its Scientific Research and Experimental Development (SR&ED) claims for the year 2016 and 2017. The Company had challenged the reassessment and paid 50% of the outstanding amounts in order to formally object. In the second quarter of 2026, the Minister of National Revenue rendered a favourable decision and reversed the taxes previously assessed. In June 2026, the Company received a refund of the taxes paid with interest.

In May, 2026, the Canadian tax authorities reassessed the Company for $5.3 million relating to its SR&ED claim for the year 2023. The Company has challenged the reassessments and paid 50% of the outstanding amounts in order to formally object. The Company believes the likelihood of a favorable outcome in this dispute is more likely than not, and as such, no reserve has been established.

Other than the legal proceedings disclosed above and in Note 34 of the Company’s December 31, 2025 consolidated financial statements, the Company is not aware of any proceedings outstanding or threatened as of the date hereof by or against it or relating to its business which may have, or have had in the recent past, significant effects on the Company’s financial position or profitability.